Income Taxes - Valuation Allowances Rollforward (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance at January 1	$ (3,024)	$ (1,755)	$ (1,403)
Valuation Allowance [Line Items]
Balance at December 31	(2,988)	(3,024)	(1,755)
U.S. Foreign Tax Credits [Member]
Valuation Allowance [Line Items]
Change in valuation allowances	(50)	(1,287)	(477)
Foreign and State Net Operating Loss Carryforwards [Member]
Valuation Allowance [Line Items]
Change in valuation allowances	72	75	13
Foreign Capitalized Costs [Member]
Valuation Allowance [Line Items]
Change in valuation allowances	$ 14	$ (57)	$ 112